LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Equity method investments (a)	105,528	99,551
Equity securities accounted for under measurement alternative (b)	220,981	218,407
Equity securities with readily determinable fair values (c)	37,650	46,576
Total long-term investments	364,159	364,534